Group entities (Tables)	12 Months Ended
Dec. 31, 2025
Group entities [Abstract]
Ownership interest in subsidiaries
Principal place
Ownership interest
of business 2025 2024
Subsidiaries:
Cameco Fuel Manufacturing Inc. Canada 100% 100%
Cameco Marketing Inc. Canada 100% 100%
Cameco Inc. US 100% 100%
Power Resources, Inc. US 100% 100%
Crow Butte Resources, Inc. US 100% 100%
Cameco U.S. Holdings, Inc. US 100% 100%
Cameco Australia Pty. Ltd. Australia 100% 100%
Cameco Europe Ltd. Switzerland 100% 100%
Associate:
JV Inkai Kazakhstan 40% 40%
Joint Venture:
Watt New Aggregator L.P.
(Westinghouse)
US 49% 49%